Vanguard® Massachusetts Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.6%)
Massachusetts (98.1%)
	Andover MA GO	4.000%	11/15/30	530	632
	Andover MA GO	4.000%	11/15/31	535	635
	Andover MA GO	4.000%	11/15/32	545	644
	Andover MA GO	4.000%	11/15/33	560	660
	Andover MA GO	4.000%	11/15/34	455	534
	Andover MA GO	4.000%	11/15/35	465	544
	Andover MA GO	4.000%	11/15/43	1,810	2,079
	Andover MA GO	4.000%	11/15/48	1,650	1,887
	Arlington MA GO	5.000%	12/1/29	1,535	1,939
	Arlington MA GO	4.000%	12/1/30	620	740
	Arlington MA GO	3.000%	9/1/34	2,155	2,399
	Attleboro MA GO	3.000%	2/15/32	605	660
	Attleboro MA GO	4.000%	2/15/49	4,000	4,457
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/29	420	516
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/30	450	547
[1,2]	Billerica MA GO TOB VRDO	0.040%	3/1/21	2,210	2,210
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	3.375%	7/15/39	100	109
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	7/15/43	1,025	1,157
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	7/15/44	665	749
	Boston MA GO	5.000%	5/1/27	10	13
	Boston MA GO, Prere.	4.000%	3/1/23	1,200	1,291
	Bourne MA GO	4.000%	11/15/30	530	614
	Bourne MA GO	4.000%	11/15/32	665	766
	Bourne MA GO	4.000%	11/15/34	805	924
	Bourne MA GO	4.000%	11/15/35	805	922
	Braintree MA GO	3.000%	6/1/33	1,865	2,060
	Braintree MA GO	3.000%	6/1/34	1,910	2,096
	Braintree MA GO	3.000%	6/1/36	1,790	1,949
	Braintree MA GO	3.000%	6/1/37	395	428
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/31	485	573
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/32	2,060	2,424
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/33	1,665	1,953
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/34	2,235	2,607
	Central Berkshire MA Regional School District GO	3.000%	6/1/32	1,125	1,236

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Berkshire MA Regional School District GO	3.000%	6/1/33	1,210	1,324
	Central Berkshire MA Regional School District GO	3.000%	6/1/34	1,000	1,090
	Central Berkshire MA Regional School District GO	3.000%	6/1/35	1,280	1,392
	Central Berkshire MA Regional School District GO	3.000%	6/1/36	1,120	1,210
	Central Berkshire Regional School District GO	3.000%	6/1/46	1,625	1,703
	Central Berkshire Regional School District GO	3.000%	6/1/47	1,540	1,610
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	500	546
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,250	3,506
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	2,620	2,821
	Commonwealth of Massachusetts GO	5.250%	8/1/21	1,090	1,113
[3]	Commonwealth of Massachusetts GO	5.250%	8/1/21	765	781
	Commonwealth of Massachusetts GO	5.000%	5/1/30	455	500
	Commonwealth of Massachusetts GO	5.000%	7/1/30	570	692
[4]	Commonwealth of Massachusetts GO	5.500%	8/1/30	7,000	9,556
	Commonwealth of Massachusetts GO	5.000%	1/1/32	1,890	2,364
	Commonwealth of Massachusetts GO	4.000%	3/1/32	7,650	9,362
	Commonwealth of Massachusetts GO	5.000%	7/1/32	4,480	5,258
	Commonwealth of Massachusetts GO	5.000%	7/1/32	3,460	4,183
	Commonwealth of Massachusetts GO	5.000%	7/1/33	5,275	6,377
	Commonwealth of Massachusetts GO	5.000%	3/1/34	2,310	2,599
	Commonwealth of Massachusetts GO	4.500%	7/1/34	16,295	18,573
	Commonwealth of Massachusetts GO	5.000%	7/1/34	5,295	6,398
	Commonwealth of Massachusetts GO	4.000%	9/1/34	3,000	3,422
	Commonwealth of Massachusetts GO	5.000%	12/1/34	13,030	15,955
	Commonwealth of Massachusetts GO	4.000%	4/1/35	5,520	6,132
	Commonwealth of Massachusetts GO	4.000%	5/1/35	5,050	5,370
	Commonwealth of Massachusetts GO	3.000%	7/1/35	3,000	3,316
	Commonwealth of Massachusetts GO	5.000%	7/1/35	4,100	4,809
	Commonwealth of Massachusetts GO	5.000%	7/1/35	5,000	6,036
	Commonwealth of Massachusetts GO	3.000%	11/1/35	2,875	3,103
	Commonwealth of Massachusetts GO	5.000%	1/1/36	5,080	6,370
	Commonwealth of Massachusetts GO	3.500%	5/1/36	3,550	3,732
	Commonwealth of Massachusetts GO	5.000%	7/1/36	4,770	6,176
	Commonwealth of Massachusetts GO	5.000%	12/1/36	3,070	3,750
	Commonwealth of Massachusetts GO	5.000%	7/1/37	500	585
	Commonwealth of Massachusetts GO	5.000%	1/1/38	1,205	1,488
	Commonwealth of Massachusetts GO	5.000%	7/1/38	5,015	6,037
	Commonwealth of Massachusetts GO	5.000%	12/1/38	11,070	13,487
	Commonwealth of Massachusetts GO	5.000%	5/1/39	200	250
	Commonwealth of Massachusetts GO	3.000%	7/1/39	14,500	15,713
	Commonwealth of Massachusetts GO	5.000%	11/1/39	1,115	1,394
	Commonwealth of Massachusetts GO	4.000%	12/1/39	500	567
	Commonwealth of Massachusetts GO	4.000%	5/1/40	5,000	5,766
	Commonwealth of Massachusetts GO	5.000%	7/1/40	8,085	9,424
	Commonwealth of Massachusetts GO	3.000%	11/1/40	1,670	1,807
	Commonwealth of Massachusetts GO	5.000%	11/1/40	1,015	1,266
	Commonwealth of Massachusetts GO	5.000%	3/1/41	8,000	8,950
	Commonwealth of Massachusetts GO	5.000%	7/1/41	3,535	4,503
	Commonwealth of Massachusetts GO	4.000%	9/1/41	1,000	1,109
	Commonwealth of Massachusetts GO	3.000%	11/1/41	4,500	4,850
	Commonwealth of Massachusetts GO	4.000%	4/1/42	100	110
	Commonwealth of Massachusetts GO	5.000%	4/1/42	8,650	10,570
	Commonwealth of Massachusetts GO	5.250%	4/1/42	3,000	3,710
	Commonwealth of Massachusetts GO	4.000%	9/1/42	2,800	3,142
	Commonwealth of Massachusetts GO	5.000%	11/1/42	1,860	2,308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	1/1/43	3,680	4,493
	Commonwealth of Massachusetts GO	4.000%	2/1/43	6,250	7,044
	Commonwealth of Massachusetts GO	5.000%	5/1/43	1,970	2,435
	Commonwealth of Massachusetts GO	4.000%	2/1/44	6,140	6,909
	Commonwealth of Massachusetts GO	5.000%	11/1/44	5,000	6,180
	Commonwealth of Massachusetts GO	4.000%	12/1/44	8,350	9,374
	Commonwealth of Massachusetts GO	5.000%	7/1/45	2,100	2,430
	Commonwealth of Massachusetts GO	5.000%	7/1/45	7,165	9,026
	Commonwealth of Massachusetts GO	5.000%	11/1/45	10,825	13,360
	Commonwealth of Massachusetts GO	4.000%	12/1/45	8,505	9,537
	Commonwealth of Massachusetts GO	4.000%	2/1/46	5,000	5,608
	Commonwealth of Massachusetts GO	5.000%	3/1/46	4,905	5,475
	Commonwealth of Massachusetts GO	4.000%	4/1/46	2,385	2,613
	Commonwealth of Massachusetts GO	3.000%	3/1/47	15,180	15,938
	Commonwealth of Massachusetts GO	5.000%	4/1/47	5,710	6,926
	Commonwealth of Massachusetts GO	5.250%	4/1/47	4,500	5,524
	Commonwealth of Massachusetts GO	3.000%	3/1/48	7,075	7,426
	Commonwealth of Massachusetts GO	5.000%	7/1/48	14,765	18,520
	Commonwealth of Massachusetts GO	5.000%	1/1/49	13,255	16,118
	Commonwealth of Massachusetts GO	2.750%	3/1/50	2,500	2,525
	Commonwealth of Massachusetts GO	5.000%	11/1/50	10,575	13,333
	Commonwealth of Massachusetts GO VRDO	0.010%	3/1/21	4,950	4,950
	Commonwealth of Massachusetts GO VRDO	0.030%	3/4/21	3,310	3,310
	Commonwealth of Massachusetts GO, Prere.	4.000%	8/1/21	5,000	5,080
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	310	383
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	3,470	4,378
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	1,110	1,443
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/34	18,830	25,318
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/30	1,700	1,938
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/31	1,515	1,727
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/32	2,000	2,275
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/34	3,375	3,839
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	7,805	9,259
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	7,900	9,700
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	15,000	18,562
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/43	1,000	1,221
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/45	4,000	4,426
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	10,100	11,166
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/47	2,760	3,415
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	6,010	7,312
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	15,455	18,974

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Accelerated Bridge Program)	4.000%	6/1/37	1,960	1,973
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Accelerated Bridge Program)	5.000%	6/1/44	3,260	3,708
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Accelerated Bridge Program), Prere.	5.000%	6/1/21	20	20
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/40	11,690	13,565
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	7,300	7,966
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/45	5,640	6,514
Douglas MA GO	4.000%	2/15/30	1,170	1,336
Douglas MA GO	4.000%	2/15/31	815	928
Douglas MA GO	4.000%	2/15/32	1,220	1,384
Easthampton MA GO	4.000%	6/1/29	1,895	2,243
Easthampton MA GO	4.000%	6/1/30	2,130	2,505
Easthampton MA GO	3.000%	6/1/37	1,190	1,279
Easthampton MA GO	3.000%	6/1/38	1,895	2,031
Easthampton MA GO	3.000%	6/1/39	70	75
Fall River MA GO	5.000%	12/1/29	1,685	2,227
Fall River MA GO	5.000%	12/1/30	1,395	1,832
Fall River MA GO	5.000%	12/1/31	1,635	2,136
Fall River MA GO	3.000%	12/1/36	2,265	2,454
Fall River MA GO	3.000%	12/1/37	2,335	2,522
Framingham MA GO	4.000%	12/1/33	1,010	1,185
Harvard MA GO	3.000%	8/15/33	1,265	1,408
Harvard MA GO	3.000%	8/15/35	1,260	1,396
Lexington MA GO	3.625%	2/1/49	450	499
Lincoln MA GO	3.125%	3/1/37	1,880	2,073
Lincoln MA GO	3.250%	3/1/40	1,150	1,267
Longmeadow MA GO	5.000%	5/15/30	1,420	1,801
Longmeadow MA GO	4.000%	5/15/31	1,300	1,551
Longmeadow MA GO	3.250%	4/1/35	1,105	1,196
Lowell MA GO	4.000%	9/1/30	1,935	2,323
Lowell MA GO	3.000%	9/1/33	2,170	2,402
Lowell MA GO	3.000%	9/1/34	2,215	2,444
Ludlow MA GO	4.000%	2/1/29	825	966
Ludlow MA GO	4.000%	2/1/30	855	999
Ludlow MA GO	4.000%	2/1/31	685	797
Ludlow MA GO	3.000%	2/1/34	220	238
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	9,175	12,413
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/32	2,870	3,193
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	3,000	4,229
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	4,500	6,109
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	3,000	3,317
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,980	2,189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	1,270	1,557
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	330	402
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,045	1,269
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,525	1,769
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,305	6,431
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	3,500	4,243
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	5,000	6,032
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	1,680	2,023
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	7,620	9,309
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	5,000	5,993
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	3,815	4,573
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	17,440	21,224
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.020%	3/3/21	5,100	5,100
	Massachusetts Bay Transportation Authority Transit Revenue VRDO	0.020%	3/3/21	2,100	2,100
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue	5.000%	7/1/29	2,030	2,218
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue	5.000%	7/1/32	2,500	2,716
	Massachusetts Clean Water Trust	5.000%	2/1/47	225	257
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/36	2,710	3,451
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/39	4,595	5,798
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/29	2,805	3,693
	Massachusetts Clean Water Trust Water Revenue	5.250%	8/1/29	1,520	2,035
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/31	1,790	2,271
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/32	3,000	3,379
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/35	3,000	3,379
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/42	475	545
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/45	3,385	3,813
	Massachusetts Clean Water Trust Water Revenue (Unrefunded BAL-MWRA Program)	5.750%	8/1/29	190	191
[5]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/25	5,035	4,870
[5]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	7,000	6,371
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/37	1,260	1,415
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/21	1,475	1,497
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/21	370	378
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/21	80	82
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	2,380	2,520
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	325	344

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/22	755	804
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	910	983
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	375	405
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	1,250	1,373
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	675	741
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	990	1,108
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	105	117
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,000	1,090
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	100	114
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	650	738
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	185	212
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	100	116
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	2,580	2,980
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	540	620
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	225	263
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,205	1,409
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	355	415
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	55	64
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	1,240	1,473
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	661
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,190	1,427
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	175	212
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/26	100	122
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,160	2,638
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	775	953
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,550	1,906
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/27	1,100	1,287
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	1,875	2,139
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	255	318
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,050	1,308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.500%	10/1/28	1,000	1,110
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	4,125	5,055
[4]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/29	1,400	1,805
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	2,120	2,567
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,090	1,351
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	636
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	700	885
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	3,250	3,472
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	2,108
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	40	48
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	125	164
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	210	253
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	3,500	4,208
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,020	1,257
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	665	840
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/30	10,000	12,176
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	165	189
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	750	879
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,750	1,869
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,080	1,331
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/30	8,000	10,820
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	500	589
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	400	465
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	440	526
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	1,235	1,511
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	635	739
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	1,500	1,799
	Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/32	950	1,050
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	300	348
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	2,435	2,560

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,110	1,515
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	300	357
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	125	152
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	305	364
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,615	1,913
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	3,000	3,634
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	770	887
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	14,700	17,868
Massachusetts Development Finance Agency College & University Revenue	5.125%	10/1/33	2,000	2,181
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/34	700	814
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,000	2,360
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,390	2,888
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/34	7,175	8,705
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,500	1,952
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	1,000	1,187
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/35	35	38
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	2,170	2,557
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	470	574
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	3,375	3,888
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	270	325
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	1,000	1,297
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	630	747
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	3,065	3,601
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	560	641
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	485	590
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	33,525	38,502
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	4,460	6,294
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	2,420	2,745
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	4,785	5,501
Massachusetts Development Finance Agency College & University Revenue	5.250%	3/1/37	20	22

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	450	516
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	725	833
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	605	734
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	1,455	2,054
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	3,095	3,515
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	4,075	4,467
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	340	411
Massachusetts Development Finance Agency College & University Revenue	5.000%	8/15/38	1,045	1,189
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	2,020	2,285
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/38	6,000	6,492
Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/39	125	138
Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/39	1,585	2,107
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,740	2,974
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	305	342
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	4,000	4,551
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	1,700	2,099
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	3,000	3,261
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/40	145	170
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	250	291
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	11,000	15,692
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/40	1,150	1,283
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	4,790	5,894
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,725	8,487
Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	1,700	1,969
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	2,000	2,081
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	7,000	8,408
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	500	569
Massachusetts Development Finance Agency College & University Revenue	5.250%	7/1/42	3,650	3,849
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/43	2,770	3,324
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	8,380	9,502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/43	3,700	3,980
	Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/44	1,130	1,245
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/44	2,705	3,204
	Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	1,675	1,836
	Massachusetts Development Finance Agency College & University Revenue	4.000%	9/1/44	1,000	1,115
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/45	680	743
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,470	2,737
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,000	2,369
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	1,500	1,823
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/46	335	398
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	3,005	3,299
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/46	4,250	4,790
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	9,330	10,595
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/47	7,500	8,486
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	9,055	10,533
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	5,000	5,468
	Massachusetts Development Finance Agency College & University Revenue	4.000%	9/1/49	1,770	1,811
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	3,750	5,676
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/50	2,650	2,766
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	850	971
[6]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/59	6,075	8,231
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	9,965	11,881
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	6,950	7,736
[2]	Massachusetts Development Finance Agency College & University Revenue VRDO	0.010%	3/1/21	3,695	3,695
[2]	Massachusetts Development Finance Agency College & University Revenue VRDO	0.010%	3/1/21	2,200	2,200
[2]	Massachusetts Development Finance Agency College & University Revenue VRDO	0.020%	3/1/21	3,800	3,800
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	1,760	1,781
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	350	355
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	540	548
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	395	405
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,090	1,128
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,755	1,863
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	125	133
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	950	1,003
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	527
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	410	433
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,950	2,107
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	705	775
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	100	110
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/23	500	531
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	425	461
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	985	1,117
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,145
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	824
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	100	114
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/24	1,610	1,708
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	225	258
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	440	489
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,650	1,926
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	125	148
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	460	543
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,150	1,383
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,175	1,413
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,510	3,017
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	7/1/26	2,750	2,788
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/26	1,175	1,243
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	485	583
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,750	1,912
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,235	2,671

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,885	2,287
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,420	1,697
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,960	4,730
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,630	2,005
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	175	215
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,700	3,355
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	335	378
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	471
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	505	603
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,485	4,216
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	656
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	550	653
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,370	1,627
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,663
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,020	2,558
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	500	627
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,250	1,281
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,680
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	535	635
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	110	138
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,555	2,679
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	600	725
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	6,000	7,265
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	245	289
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	120	141
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,100	3,658
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,055	1,276
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,250	1,612
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	200	251
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,500	1,536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	560	661
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,795	2,155
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,520	4,388
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,876
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,470	2,961
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,350	1,715
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	160	199
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,525	2,949
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,430	1,465
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	290	341
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,240	4,030
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,179
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,167
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	120	140
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	770	953
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,260	2,857
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	155	202
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	280	284
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	270	314
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,250	1,280
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	8,000	9,109
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,000	3,499
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,258
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,155
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,200	1,410
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,505	3,088
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	195	226
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	500	562
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,575	2,017
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	975	1,174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	1/1/33	2,190	2,356
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,151
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	310	361
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	640	747
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	145	168
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	210	262
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,659
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	600	698
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	30	35
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,440	2,769
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,450	3,996
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	565	654
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	550	638
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,566
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,000	5,784
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	7,640	8,201
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	250	288
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/36	470	543
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	1,000	1,065
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	11/15/36	5,130	5,595
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	4,800	5,096
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,171
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,020	1,176
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,890	7,491
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/37	1,980	2,068
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,265	1,384
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	3,000	3,474
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,000	1,169
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	385	463
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	4,500	5,702

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	635	805
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/38	1,995	2,077
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	5,860	7,037
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	275	338
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	635	802
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	2,045	2,123
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	1,780	2,027
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	13,210	15,071
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,500	2,899
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	710	811
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,850	2,098
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	2,425	2,886
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	11/15/41	10	11
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	7,760	9,138
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	485	514
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	5,961
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	5,830	6,193
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	5,005	5,452
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	13,300	14,682
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	11,770	13,213
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	15	16
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	12,520	13,233
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,300	1,503
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,375	1,631
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	3,775	4,364
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/45	12,270	13,867
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	7,815	8,599
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	3,000	3,056
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	3,725	4,203
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	1,780	2,032

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,185	5,875
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	650	735
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	4,150	4,688
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	4,435	4,805
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	6,230	6,582
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,860	2,235
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	7,265	8,607
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	4,480	5,289
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	7,365	8,695
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	7,795	8,484
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	4,790	5,946
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	9,030	10,559
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	12,200	13,345
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	10,000	11,705
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/30	5,000	6,483
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	0.020%	3/4/21	7,145	7,145
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/21	20	20
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	2,995	3,186
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.000%	1/1/23	2,215	2,504
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	2,000	2,221
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	1,500	1,666
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	8,750	9,717
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	770	917
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/32	500	551
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/33	320	349
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/34	345	374
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/34	315	342
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	5.000%	5/1/35	5,210	6,055
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/37	825	886
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/39	1,015	1,084

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/39	840	897
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/49	4,320	4,504
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	900	958
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/38	3,615	3,825
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	7,250	7,589
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/29	505	636
[6]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/32	1,630	1,302
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,500	1,739
[6]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/33	3,090	2,391
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,510	1,744
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/34	1,000	1,151
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/35	1,700	1,952
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/35	1,720	2,052
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/36	1,000	1,190
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	4/1/41	8,005	8,922
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/43	8,295	9,205
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/34	1,040	1,212
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/35	2,000	2,327
	Massachusetts Development Finance Agency Recreational Revenue	4.000%	7/1/41	4,010	4,480
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/32	1,000	1,061
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/33	165	234
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	1,785	2,524
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	3/1/21	32,400	32,400
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	3/1/21	1,000	1,000
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	3/1/21	400	400
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	3/4/21	200	200
[2]	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.030%	3/4/21	4,765	4,765
[2]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	215	215
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	3/3/21	19,300	19,300
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	0.010%	3/1/21	2,195	2,195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	0.010%	3/1/21	23,600	23,600
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/38	445	488
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	12/1/41	20	20
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	385	406
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	12/1/42	500	536
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/43	585	605
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/43	750	790
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/44	1,000	1,041
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	530	549
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	450	472
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	12/1/45	1,505	1,604
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/48	4,095	4,464
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/48	2,330	2,585
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/49	2,980	3,096
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/49	1,000	1,050
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/52	4,490	4,807
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	5,000	5,267
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.450%	12/1/58	1,000	1,088
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	850	860
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/29	100	121
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	3,885	4,381
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,500	1,744
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,313
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,005	1,204
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,250	1,630
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,000	1,300
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	700	906
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	6,850	7,947
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	500	646
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	9,605	10,743

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	2,215	2,551
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	8,190	10,022
Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,800	1,916
Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	4,650	4,947
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/29	2,410	2,954
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/30	4,700	5,737
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	3,010	3,555
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/31	7,855	9,573
Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	4,055	4,522
Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	2,885	3,323
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	7,160	8,668
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	2,000	2,370
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/35	2,510	2,808
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/35	1,650	1,939
Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	6,300	7,162
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/35	2,500	3,019
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/36	2,500	2,793
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/36	3,680	4,433
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/37	2,300	2,566
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	2,495	2,920
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	12,020	14,068
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	3,510	4,556
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/37	5,000	5,896
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/38	750	836
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	7,105	8,566
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/42	3,415	3,994
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	2,765	3,397
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/45	4,550	5,300
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	3,210	3,844
Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	18,895	23,146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	5,060	6,198
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/49	10,595	12,426
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	14,225	14,986
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	2,370	2,992
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	9,430	10,416
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	8,430	9,311
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	4.750%	8/15/25	360	425
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/29	2,015	2,247
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/30	730	875
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/31	855	1,020
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/32	3,435	4,021
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	675	777
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	775	882
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	4,475	5,057
	Massachusetts State College Building Authority College & University Revenue	3.000%	5/1/42	30	30
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/25	910	1,077
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/31	10,010	12,864
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	560	703
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/29	1,070	1,344
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/33	7,375	10,503
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	6,000	7,236
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/35	8,000	11,664
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	7,325	8,272
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/36	2,710	2,995
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/36	1,530	2,260
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	2,000	2,973
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/38	1,415	1,537
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/39	1,715	1,860
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	7,600	9,831
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	915	992

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	9,635	11,505
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	4,230	5,051
Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/41	7,000	7,575
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	8,000	8,970
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	5,405	6,879
Massachusetts Water Resources Authority Water Revenue VRDO	0.030%	3/4/21	2,210	2,210
Medford MA GO	3.000%	7/15/30	755	852
Medford MA GO	3.000%	7/15/31	780	877
Medford MA GO	3.000%	7/15/32	810	902
Medford MA GO	3.000%	7/15/33	830	918
Medford MA GO	3.000%	7/15/34	860	945
Medford MA GO	3.000%	7/15/35	885	968
Medford MA GO	3.000%	7/15/36	910	992
Minuteman Regional Vocational Technical School District GO	2.500%	1/15/43	20	20
Minuteman Regional Vocational Technical School District GO	4.000%	10/15/48	4,055	4,506
Minuteman Regional Vocational Technical School District GO	2.625%	1/15/50	1,180	1,182
Nantucket MA GO	4.000%	7/15/34	1,045	1,218
Nantucket MA GO	4.000%	7/15/35	1,085	1,262
Natick MA GO	4.000%	7/15/30	4,580	5,418
Natick MA GO	4.000%	7/15/31	4,760	5,608
Natick MA GO	4.000%	7/15/32	4,890	5,736
Needham MA GO	4.000%	8/1/30	1,170	1,410
Needham MA GO	3.000%	7/15/35	765	838
New Bedford MA GO	3.000%	3/1/34	335	364
New Bedford MA GO	3.000%	3/1/35	395	429
New Bedford MA GO	3.000%	3/1/37	235	253
New Bedford MA GO	2.250%	9/1/43	825	800
New Bedford MA GO	3.250%	3/1/44	885	947
Newton MA GO	3.000%	4/1/33	3,440	3,733
Pittsfield MA GO	4.000%	12/1/29	1,135	1,409
Plymouth MA GO	3.250%	5/1/34	460	508
Quincy MA GO	4.000%	1/15/30	1,525	1,893
Quincy MA GO	4.000%	1/15/31	1,815	2,238
Quincy MA GO	4.000%	1/15/32	1,425	1,748
Randolph MA GO	3.125%	9/15/32	1,065	1,177
Randolph MA GO	3.125%	9/15/33	1,350	1,487
Randolph MA GO	3.375%	9/15/35	830	922
Randolph MA GO	3.375%	9/15/36	785	870
Rowley MA GO	3.500%	7/15/43	1,625	1,766
Salem MA GO	3.000%	9/15/34	620	684
Salem MA GO	3.000%	9/15/35	585	644
Salem MA GO	3.000%	9/15/36	605	664
Saugus MA GO	3.000%	9/15/31	930	1,047
Saugus MA GO	3.000%	9/15/32	800	892
Saugus MA GO	3.000%	9/15/33	980	1,085
Saugus MA GO	3.000%	9/15/35	135	147
Saugus MA GO	3.000%	9/15/36	1,500	1,626
Sharon MA GO	4.000%	2/15/31	5,875	7,106
Sharon MA GO	3.000%	2/15/32	2,040	2,285
Springfield MA GO	5.000%	3/1/30	905	1,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Springfield MA GO	4.000%	3/1/31	1,250	1,482
	Springfield MA GO	4.000%	3/1/32	1,285	1,516
	Springfield MA GO	4.000%	3/1/44	2,950	3,320
[3]	Springfield MA GO	3.500%	3/1/47	210	228
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/30	150	181
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/31	345	411
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/32	325	385
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/33	350	413
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/34	400	470
	Stoughton MA GO	4.000%	10/15/31	3,865	4,559
	Stoughton MA GO	3.000%	10/15/32	1,920	2,109
	Stoughton MA GO	3.000%	10/15/35	370	403
	Taunton MA GO	4.000%	8/15/31	915	1,093
	Taunton MA GO	4.000%	8/15/33	775	912
	Tewksbury MA GO	3.000%	6/1/33	2,720	2,984
	Tewksbury MA GO	3.000%	6/1/35	2,720	2,951
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/31	2,595	3,076
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/32	4,065	4,806
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	5,085	6,574
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	650	806
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	5,360	6,627
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	3,035	3,885
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	4,293
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/38	2,875	3,527
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/39	8,410	9,630
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	10,180	11,925
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/45	6,035	6,621
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	5,000	6,116
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	3,350	4,138
	University of Massachusetts Building Authority College & University Revenue VRDO	0.020%	3/3/21	14,765	14,765
	University of Massachusetts Building Authority College & University Revenue VRDO	0.020%	3/3/21	4,365	4,365
	Watertown MA GO	5.000%	2/1/29	1,925	2,512
	Watertown MA GO	5.000%	2/1/30	2,125	2,824
	Woods Hole Marthas Vineyard & Nantucket Steamship Authority Miscellaneous Revenue	5.000%	3/1/29	1,150	1,503
	Worcester MA GO	4.000%	1/15/32	2,365	2,678
	Worcester MA GO	3.000%	2/1/32	230	254
	Worcester MA GO	4.000%	1/15/33	2,190	2,473
	Worcester MA GO	3.000%	2/1/33	2,155	2,373
					2,510,190

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Guam (0.1%)
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,101
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	745	838
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	300	330
				2,269
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	444	417
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	678	596
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,053	870
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,500	1,150
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	5,916	6,349
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	762	818
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	50	54
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	105	114
				10,368
Total Tax-Exempt Municipal Bonds (Cost $2,395,090)				2,522,827
Total Investments (98.6%) (Cost $2,395,090)				2,522,827
Other Assets and Liabilities—Net (1.4%)				36,507
Net Assets (100%)				2,559,334
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value was $25,401,000, representing 1.0% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Securities with a value of $774,000 have been segregated as initial margin for open futures contracts.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2021	720	89,258	(694)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2021	(107)	(20,230)	116
				(578)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,522,827	—	2,522,827
Derivative Financial Instruments
Assets
Futures Contracts[1]	116	—	—	116
Liabilities
Futures Contracts[1]	694	—	—	694
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.